Schedule of Condensed Consolidated Pro Forma Balance Sheets (Details) - USD ($) shares in Thousands, $ in Thousands	Nov. 14, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents		$ 397		$ 645			$ 584
Accounts and grants receivable, net		67		4			25
Related party receivables, net		4
Prepaid expenses and other current assets		673		1,804			1,625
Total current assets		1,141		2,453			2,234
Restricted cash		50		50			50
Intangible assets, net		640		738			870
Convertible note receivable		10,379
TOTAL ASSETS		12,210		3,241			3,154
Current liabilities:
Accounts payable and accrued liabilities		1,671		1,034			771
Loan due to Juvenescence, net of debt issuance costs, current portion		1,526		7,646			7,140
Insurance premium liability and other current liabilities		7		1,077			986
Total current liabilities		3,204		10,078			8,967
Loan due to Juvenescence, net of debt issuance costs, net of current portion		693		10,478			6,062
TOTAL LIABILITIES		3,897		20,556			15,029
Commitments and contingencies
Temporary equity preferred stock
Stockholders’ equity (deficit):
Preferred stock, shares authorized		5,000		5,000			5,000
Preferred stock, value
Common stock, $0.0001 par value, 200,000 shares authorized; and 37,951 and 37,949 shares issued and outstanding, respectively		4		4			4
Additional paid-in capital		100,017		98,994			93,912
Accumulated deficit		(127,557)		(116,210)			(105,748)
Total AgeX Therapeutics, Inc. stockholders’ deficit		(27,536)		(17,212)			(11,832)
Noncontrolling interest		(109)		(103)			(43)
Total stockholders’ deficit		(27,645)	$ (22,296)	(17,315)	$ (15,149)	$ (13,262)	(11,875)	$ (5,396)
TOTAL LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT		12,210		3,241			3,154
Series A Preferred Stock [Member]
Current liabilities:
Temporary equity preferred stock		$ 21,135
Temporary stock, shares issued		212
Temporary stock, shares outstanding		212
Series A Preferred Stock [Member] | Preferred Stock [Member]
Current liabilities:
Temporary equity preferred stock		$ 21,135
Temporary stock, shares outstanding		212
Stockholders’ equity (deficit):
Preferred stock, value
Total stockholders’ deficit
Series B Preferred Stock [Member]
Current liabilities:
Temporary equity preferred stock		$ 14,823
Temporary stock, shares issued		148
Temporary stock, shares outstanding		148
Series B Preferred Stock [Member] | Preferred Stock [Member]
Current liabilities:
Temporary equity preferred stock		$ 14,823
Temporary stock, shares outstanding		148
Stockholders’ equity (deficit):
Preferred stock, value
Total stockholders’ deficit
Subsequent Event [Member]
Current assets:
Cash and cash equivalents	$ 397
Accounts and grants receivable, net	67
Related party receivables, net	4
Prepaid expenses and other current assets	673
Total current assets	1,141
Restricted cash	50
Intangible assets, net	640
Convertible note receivable	10,379
TOTAL ASSETS	12,210
Current liabilities:
Accounts payable and accrued liabilities	1,671
Loan due to Juvenescence, net of debt issuance costs, current portion	1,526
Insurance premium liability and other current liabilities	7
Total current liabilities	3,204
Loan due to Juvenescence, net of debt issuance costs, net of current portion	693
TOTAL LIABILITIES	3,897
Commitments and contingencies
Temporary equity preferred stock
Stockholders’ equity (deficit):
Common stock, $0.0001 par value, 200,000 shares authorized; and 37,951 and 37,949 shares issued and outstanding, respectively	4
Additional paid-in capital	135,975
Accumulated deficit	(127,557)
Total AgeX Therapeutics, Inc. stockholders’ deficit	8,422
Noncontrolling interest	(109)
Total stockholders’ deficit	8,313
TOTAL LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT	12,210
Subsequent Event [Member] | Series A Preferred Stock [Member]
Current liabilities:
Temporary equity preferred stock
Subsequent Event [Member] | Series A Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ equity (deficit):
Preferred stock, value
Subsequent Event [Member] | Series B Preferred Stock [Member]
Current liabilities:
Temporary equity preferred stock
Subsequent Event [Member] | Series B Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ equity (deficit):
Preferred stock, value
Revision of Prior Period, Adjustment [Member]
Current assets:
Cash and cash equivalents
Accounts and grants receivable, net
Related party receivables, net
Prepaid expenses and other current assets
Total current assets
Restricted cash
Intangible assets, net
Convertible note receivable
TOTAL ASSETS
Current liabilities:
Accounts payable and accrued liabilities
Loan due to Juvenescence, net of debt issuance costs, current portion
Insurance premium liability and other current liabilities
Total current liabilities
Loan due to Juvenescence, net of debt issuance costs, net of current portion
TOTAL LIABILITIES
Commitments and contingencies
Temporary equity preferred stock
Stockholders’ equity (deficit):
Common stock, $0.0001 par value, 200,000 shares authorized; and 37,951 and 37,949 shares issued and outstanding, respectively
Additional paid-in capital		35,958
Accumulated deficit
Total AgeX Therapeutics, Inc. stockholders’ deficit		35,958
Noncontrolling interest
Total stockholders’ deficit		35,958
TOTAL LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Revision of Prior Period, Adjustment [Member] | Series A Preferred Stock [Member]
Current liabilities:
Temporary equity preferred stock		(21,135)
Revision of Prior Period, Adjustment [Member] | Series A Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ equity (deficit):
Preferred stock, value
Revision of Prior Period, Adjustment [Member] | Series B Preferred Stock [Member]
Current liabilities:
Temporary equity preferred stock		(14,823)
Revision of Prior Period, Adjustment [Member] | Series B Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ equity (deficit):
Preferred stock, value